Accrued Liabilities	6 Months Ended	9 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES	NOTE 4 – ACCRUED LIABILITIES As of June 30, 2017 and December 31, 2016, the Company had $8,038 and $6,238 of accrued professional fees, respectively.	NOTE 4 – ACCRUED LIABILITIES As of December 31, 2016, the Company had $6,238 of accrued professional fees.